Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Ostin Technology Group Co., Ltd. and its subsidiaries (the “Company”) as of September 30, 2024, the related consolidated statements of (loss) income and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended September 30, 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024, and the results of its operations and its cash flows for the year ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”)